Submission	Apr. 22, 2026
Submission [Line Items]
Central Index Key	0001616678
Registrant Name	BlackRock Science & Technology Trust
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES